UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07732

                 ALLIANCE WORLD DOLLAR GOVERNMENT FUND II, INC.

               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: March 31, 2004

                  Date of reporting period: September 30, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.



-------------------------------------------------------------------------------
Closed End
-------------------------------------------------------------------------------

AllianceBernstein [LOGO](SM)
Investment Research and Management


Alliance World Dollar Government Fund II


Semi-Annual Report -- September 30, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330. Alliance publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

November 18, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for Alliance World Dollar Government Fund II (the "Fund"), a closed-end fund that trades under the New York Stock Exchange symbol "AWF", for the semi-annual reporting period ended September 30, 2004.

Investment Objective and Policies

This closed-end fund is designed for investors who seek high current income and, secondarily, capital appreciation. To achieve this objective, it invests primarily in high yielding, high risk sovereign debt and U.S. corporate fixed-income obligations that we expect to benefit from improving economic and credit fundamentals. For more information regarding the Fund's risks, please see the "Word About Risk" section on page 4 and "Note E-Risks Involved in Investing in the Fund" of the Notes to Financial Statements on page 21.

Investment Results

The table on page 5 shows the Fund's performance compared to its benchmark, the J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+), which is a standard measure of the performance of a basket of unmanaged emerging market debt securities, for the six- and 12-month periods ended September 30, 2004.

Alliance World Dollar Government Fund II underperformed its benchmark, the JPM EMBI+, for the semi-annual period, but outperformed its benchmark for the annual period ended September 30, 2004.

Detracting from the Fund's performance during the semi-annual period was its overweighted position in Ecuador, which was particularly hurt in the bond market sell-off in April. Political noise and uncertainty regarding Ecuador's International Monetary Fund (IMF) funding hurt the country's debt prices during the period. Additionally, the Fund's overweighted position in Russia throughout most of the period detracted from its performance, as Russian debt lagged other emerging market country returns. Also detracting from performance was the Fund's overall shorter duration positioning that dampened returns when the emerging markets began to rally in July.

Contributing positively to performance were the Fund's holdings in Venezuela. Performance was particularly enhanced in May when Venezuela was only one of three emerging countries to post a positive return. Venezuela benefited from a clarification of its political leadership and high oil prices during the period. Also contributing positively to the Fund's performance was its increase in Argentinian debt toward the end of the period, which benefited from positive news regarding its final debt restructuring.

Market Review and Investment Strategy

The emerging market debt class, as represented by the JPM EMBI+, returned a moderate 2.99% for the semi-annual period ended September 30, 2004. The moderate return, however, masked several volatile months within the reporting period. After very strong returns in 2003 and the beginning of 2004, the


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 1


semi-annual reporting period began with a sharp bond market sell-off. Early in April, bond markets sold off dramatically after a surprisingly strong gain in March U.S. payroll employment, sending emerging-market returns into negative territory. Concerns that the Federal Reserve would begin tightening interest rates sooner than expected also surfaced. For the first two months of the period, April and May, emerging-market debt returns fell by 7.37%.

Later in the period, however, soft consumer confidence readings, weak inflation data and lower payroll numbers allowed emerging market debt to rebound as the U.S. economy hit a mid-year slowdown. The prospects of slower, more measured, Federal Reserve tightenings moved emerging market debt back into positive territory for the reporting period.

For the six-months ended September 30, 2004, the Latin region outpaced non-Latin markets returning 4.50% and 0.71%, respectively, as measured by the JPM EMBI+. During this time Latin countries benefited from export demand and strong commodity prices, particularly oil. Sustained growth in the region resulted in a decline in fiscal deficits, which improved the macroeconomic fundamentals. Countries within the JPM EMBI+ that outperformed for the semi-annual period included the oil producing countries Venezuela and Brazil. During the six-month period ended September 30, 2004, Venezuela returned 13.70% and Brazil returned 8.23%, as measured by the JPM EMBI+. Countries within the JPM EMBI+ that underperformed for the six-month period were Russia, which returned -1.08%, Ecuador at -0.82%, Bulgaria at -0.26% and the Ukraine at -0.16%.

During the semi-annual reporting period ended September 30, 2004, we focused on reducing the Fund's duration exposure, positioning the Fund for higher interest rates. We continued to maintain allocations to the Fund's core emerging market countries (Brazil, Russia, Colombia, Mexico, Peru, Turkey, Venezuela, and the Ukraine); however, we adjusted the Fund's country weightings during the period. The Fund generally maintained an overweighted position in Russian debt early in the period, as credit statistics continued to improve and Russia benefited from higher oil prices. In July, however, we reduced the Fund's Russian holdings as positive economic fundamentals were offset by administrative paralysis and the Yukos affair. Russia's Justice Ministry had seized the assets of Yukos, the country's largest oil producer, and was preparing to sell its main oil-producing unit in Siberia to recover payment of back taxes. Furthermore, there was a significant negative change in Russia's sovereign supply and demand technicals.


_______________________________________________________________________________

2 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


Additionally, we increased the Fund's exposure in Brazil as growth in Brazil exceeded even our most optimistic forecast, easing worries about debt sustainability. Additionally we anticipated that Brazilian debt would benefit from anticipated ratings upgrades. Subsequently, Brazil was upgraded by Moody's from a B2 to a B1 rating.

We also increased the Fund's position in the Ukraine during the period due to strong economic growth and prospects for rating upgrades. Toward the end of the semi-annual reporting period, we also increased the Fund's Argentinean debt due to significant indications that a new, final restructuring offer would benefit investors.


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown below represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

Alliance World Dollar Government Fund II Shareholder Information

The daily net asset value of the Fund's shares is available from the Fund's Transfer Agent by calling (800) 426-5523. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper Analytical Services Inc., Morningstar, Inc. and Bloomberg. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of different newspapers each day. The Fund's NYSE trading symbol is "AWF." Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed-End Funds."

Benchmark Disclosure

The unmanaged J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+) does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is comprised of dollar-denominated restructured sovereign bonds; a large percentage of the Index is made up of Brady bonds. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including the Fund.

A Word About Risk

The Fund invests in fixed income foreign securities, including those of emerging markets, which may magnify portfolio fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. While the Fund invests principally in bonds and other fixed income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. At the discretion of the Fund's Adviser, the Fund may invest substantially all of its net assets in bonds that are rated below investment grade ("junk bonds") and up to 50% in securities that are not readily marketable.


_______________________________________________________________________________

4 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


                                                               Returns
THE FUND VS. ITS BENCHMARK                            -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
Alliance World Dollar Government Fund II (NAV)           2.27%        13.81%
-------------------------------------------------------------------------------
J.P. Morgan Emerging Markets Bond Index Plus             2.99%        11.96%
-------------------------------------------------------------------------------

The Fund's Market Price per share on September 30, 2004 was $12.14. For additional Financial Highlights, please see page 26.


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 5


                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
September 30, 2004 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $908.9


SECURITY TYPE BREAKDOWN*
     85.9%   Sovereign Debt Obligations
      5.5%   Corporate Debt Obligations            [PIE CHART OMITTED]

      8.6%   Short-Term Investment


* All data is as of September 30, 2004. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

6 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------

SOVEREIGN DEBT OBLIGATIONS-86.0%
Argentina-4.2%
Republic of Argentina
  1.98%, 8/03/12FRN                                   $26,700     $  19,758,000
  11.75%, 6/15/15(a)                                    3,950         1,185,000
  12.25%, 6/19/18(a)                                    6,994         2,063,123
  15.50%, 12/19/08(a)                                  29,830         8,949,000
  Series BGL5
  11.375%, 1/30/17(a)                                   2,025           617,625
  Series L-GP
  6.00%, 3/31/23(a)                                    10,759         5,513,988
                                                                  -------------
                                                                     38,086,736
                                                                  -------------
Brazil-18.0%
Federal Republic of Brazil
  7.72%, 6/29/09 FRN                                    6,181         6,762,014
  8.25%, 1/20/34                                        2,970         2,647,755
  10.125%, 5/15/27                                      3,100         3,286,000
  10.50%, 7/14/14                                      15,040        16,747,040
  11.00%, 8/17/40                                      42,490        47,631,289
  12.00%, 4/15/10                                      10,050        11,959,500
  12.75%, 1/15/20                                       8,600        10,900,500
  C-Bonds
  8.00%, 4/15/14                                       47,527        46,994,207
  DCB FRN
  Series L
  2.125%, 4/15/12                                      17,562        16,289,144
                                                                  -------------
                                                                    163,217,449
                                                                  -------------
Bulgaria-1.0%
Republic of Bulgaria
  8.25%, 1/15/15(b)                                     7,266         8,973,510
                                                                  -------------
Colombia-4.0%
Republic of Colombia
  8.25%, 12/22/14                                       5,714         5,642,575
  10.75%, 1/15/13                                       3,057         3,504,851
  11.75%, 2/25/20                                      22,566        27,643,350
                                                                  -------------
                                                                     36,790,776
                                                                  -------------
Ecuador-2.1%
Republic of Ecuador
  8.00%, 8/15/30(b)(c)                                 22,955        18,708,325
                                                                  -------------
El Salvador-0.7%
Republic of El Salvador
  7.625%, 9/21/34(b)                                    2,290         2,347,250
  8.50%, 7/25/11(b)                                     3,700         4,110,700
                                                                  -------------
                                                                      6,457,950
                                                                  -------------


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 7


                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Indonesia-0.9%
Republic of Indonesia
  6.75%, 3/10/14(b)                                   $ 8,585     $   8,381,106
                                                                  -------------
Jamaica-0.7%
Government of Jamaica
  11.75%, 5/15/11(b)                                    4,610         5,370,650
  12.75%, 9/01/07(b)                                      500           582,750
                                                                  -------------
                                                                      5,953,400
                                                                  -------------
Mexico-15.3%
United Mexican States
  8.125%, 12/30/19                                     13,100        15,065,000
  11.375%, 9/15/16(d)                                  46,070        67,722,899
  Series A
  6.375%, 1/16/13                                       2,782         2,929,446
  8.00%, 9/24/22                                       34,510        38,910,024
  9.875%, 2/01/10                                      11,800        14,549,400
                                                                  -------------
                                                                    139,176,769
                                                                  -------------
Panama-3.0%
Republic of Panama
  8.875%, 9/30/27                                       1,450         1,518,150
  9.375%, 7/23/12-4/01/29                               4,030         4,526,785
  9.625%, 2/08/11                                       8,900        10,190,500
  10.75%, 5/15/20                                       9,575        11,490,000
                                                                  -------------
                                                                     27,725,435
                                                                  -------------
Peru-4.4%
Republic of Peru
  8.375%, 5/03/16                                       8,112         8,436,480
  8.75%, 11/21/33                                       1,430         1,426,425
  9.125%, 2/21/12                                      15,427        17,162,538
  9.875%, 2/06/15                                      11,071        12,731,650
                                                                  -------------
                                                                     39,757,093
                                                                  -------------
Philippines-4.3%
Republic of Philippines
  8.25%, 1/15/14                                        6,150         6,042,375
  9.00%, 2/15/13                                        6,650         6,849,500
  9.875%, 1/15/19                                      12,750        13,183,500
  10.625%, 3/16/25                                     12,267        13,125,690
                                                                  -------------
                                                                     39,201,065
                                                                  -------------
Russia-11.1%
Russian Federation
  5.00%, 3/31/30(b)(c)                                 55,397        53,249,885
Russian Ministry of Finance
  Series V
  3.00%, 5/14/08                                       31,837        28,812,485
  Series VII
  3.00%, 5/14/11                                       24,180        19,194,084
                                                                  -------------
                                                                    101,256,454
                                                                  -------------


_______________________________________________________________________________

8 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
South Africa-0.7%
Republic of South Africa
  7.375%, 4/25/12                                     $ 5,475     $   6,173,063
                                                                  -------------
Turkey-4.8%
Republic of Turkey
  9.875%, 3/19/08                                       3,500         3,928,750
  11.00%, 1/14/13                                       1,970         2,416,205
  11.50%, 1/23/12                                       2,875         3,579,375
  11.75%, 6/15/10                                       4,455         5,513,063
  11.875%, 1/15/30                                     10,000        13,825,000
  12.375%, 6/15/09                                     11,660        14,516,700
                                                                  -------------
                                                                     43,779,093
                                                                  -------------
Ukraine-4.1%
Government of Ukraine
  6.875%, 3/04/11(b)                                    3,900         3,822,000
  7.65%, 6/11/13(b)                                    18,801        18,801,000
  11.00%, 3/15/07(b)                                   13,114        14,293,942
                                                                  -------------
                                                                     36,916,942
                                                                  -------------
Uruguay-0.9%
Republic of Uruguay
  7.875%, 1/15/33                                       9,968         8,048,994
                                                                  -------------
Venezuela-5.8%
Republic of Venezuela
  2.633%, 4/20/11 FRN                                   4,900         4,201,750
  5.375%, 8/07/10                                      16,785        15,131,678
  9.25%, 9/15/27                                       33,529        33,042,830
                                                                  -------------
                                                                     52,376,258
                                                                  -------------
Total Sovereign Debt Obligations
  (cost $685,353,122)                                               780,980,418
                                                                  -------------
CORPORATE DEBT OBLIGATIONS-5.5%
Indonesia-0.6%
Freeport-McMoran Copper & Gold
  10.125%, 2/01/10                                      4,800         5,430,000
                                                                  -------------
Kazakhstan-0.8%
Hurricane Finance
  9.625%, 2/12/10(b)                                    3,500         3,780,000
Kazkommerts International BV
  8.50%, 4/16/13(b)                                     3,000         3,045,000
                                                                  -------------
                                                                      6,825,000
                                                                  -------------


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 9


                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                 Contracts(e),
                                                    Shares or
                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Mexico-2.3%
Innova S de. R.L., SA
  9.375%, 9/19/13                                     $ 7,955     $   8,651,063
  12.875%, 4/01/07                                      2,787         2,800,600
Monterrey Power SA De CV
  9.625%, 11/15/09(b)                                   2,526         2,978,231
Vitro Envases
  10.75%, 7/23/11(b)                                    6,900         6,762,000
                                                                  -------------
                                                                     21,191,894
                                                                  -------------
Romania-0.4%
MobiFon Holdings BV
  12.50%, 7/31/10                                       3,075         3,597,750
                                                                  -------------
Russia-1.2%
Mobile Telesystems Finance
  9.75%, 1/30/08(b)                                     5,390         5,726,875
  10.95%, 12/21/04                                      4,260         4,302,600
Tyumen Oil
  11.00%, 11/06/07(b)                                   1,075         1,209,375
                                                                  -------------
                                                                     11,238,850
                                                                  -------------
Ukraine-0.2%
Kyivstar
  10.375% 8/17/09(b)                                    1,800         1,917,000
                                                                  -------------
Total Corporate Debt Obligations
  (cost $46,713,758)                                                 50,200,494
                                                                  -------------
CALL OPTIONS PURCHASED(f)-0.0%
Brazil-0.0%
Federal Republic of Brazil
  11.00%, 8/17/40
  expiring Oct '04 @ 111.50                         1,850,000            35,150
  expiring Oct '04 @ 112.50                         3,100,000            46,500
  expiring Oct '04 @ 113.00                         3,100,000            40,300
                                                                  -------------
Total Call Options Purchased
  (cost $156,965)                                                       121,950
                                                                  -------------
WARRANTS(f)-0.0%
Central Bank of Nigeria
  Warrants, expiring 11/15/20                          43,000                -0-
Republic of Venezuela
  Warrants, expiring 4/15/20                           25,000                -0-
                                                                  -------------
Total Warrants
  (cost $0)                                                                  -0-
                                                                  -------------


_______________________________________________________________________________

10 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-8.6%
Time Deposit-8.6%
The Bank of New York
  1.00%, 10/01/04                                     $ 4,000     $   4,000,000
Societe Generale
  1.75%, 10/01/04                                      74,400        74,400,000
                                                                  -------------
Total Short-Term Investments
  (cost $78,400,000)                                                 78,400,000
                                                                  -------------
Total Investments-100.1%
  (cost $810,623,845)                                               909,702,862
Other assets less liabilities-(0.1%)                                   (825,774)
                                                                  -------------
Net Assets-100%                                                   $ 908,877,088
                                                                  =============


CREDIT DEFAULT SWAP CONTRACTS (see Note C)

                         Notional                                  Unrealized
Swap Counterparty &       Amount        Interest    Termination   Appreciation/
Referenced Obligation     (000's)         Rate          Date     (Depreciation)
-------------------------------------------------------------------------------
Buy Contracts:
--------------

Citigroup Global
  Markets, Inc.
Republic of
  Hungary
4.50%, 2/06/13            $ 3,075          0.50%       11/26/13        $(65,337)

Citigroup Global
  Markets, Inc.
Republic of
  Philippines
10.625%, 3/16/25            4,070          5.60         3/20/14         (95,772)

JP Morgan Chase
Republic of Ecuador
8.00%, 8/15/30              5,850          3.70         4/30/05        (159,058)

Sale Contracts:
---------------

Citigroup Global
  Markets, Inc.
Federal Republic
  of Brazil
12.25%, 3/06/30            11,000          6.35         8/20/05         643,592

Citigroup Global
  Markets, Inc.
Federal Republic
  of Brazil
12.25%, 3/06/30             6,750          4.40         5/20/06         439,575

Citigroup Global
  Markets, Inc.
Republic of
  Philippines
10.625%, 3/16/25            4,070          4.95         3/20/09         105,260

Citigroup Global
  Markets, Inc.
United Mexican
  States
8.30%, 8/15/31             11,150          2.05         5/20/09         595,890

Citigroup Global
  Markets, Inc.
United Mexican
  States
8.30%, 8/15/31              5,750          2.40         5/20/14         434,125

Credit Suisse
  First Boston
Federal Republic
  of Brazil
12.25%, 3/06/30             5,800          6.90         6/20/07         716,300



_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 11


                                                       Portfolio of Investments
-------------------------------------------------------------------------------


CREDIT DEFAULT SWAP CONTRACTS (see Note C) (continued)


                         Notional                                  Unrealized
Swap Counterparty &       Amount        Interest    Termination   Appreciation/
Referenced Obligation     (000's)         Rate          Date     (Depreciation)
-------------------------------------------------------------------------------
Sale Contracts:
---------------
continued

Morgan Stanley
Federal Republic
  of Brazil
12.25%, 3/06/30            $5,120          3.80%        8/20/06      $  186,453

Morgan Stanley
Federal Republic
  of Brazil
10.125%, 5/15/27            7,200         17.75         2/13/08       3,289,390


REVERSE REPURCHASE AGREEMENTS (see Note C)

                                         Interest
Broker                                     Rate        Maturity       Amount
-------------------------------------------------------------------------------
JP Morgan Chase                            0.25%       12/30/05    $ 23,805,022


(a)  Security is in default and is non-income producing.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $164,059,599 or 18.1% of net assets.

(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2004.

(d) Position, or portion thereof, with an aggregate market value of $24,412,169 has been segregated to collateralize reverse repurchase agreements.

(e)  One contract relates to principal amount of $1.00.

(f)  Non-income producing security.

Glossary of Terms:

DCB - Debt Conversion Bonds
FRN - Floating Rate Note

See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
September 30, 2004 (unaudited)


ASSETS
Investments in securities, at value (cost $810,623,845)           $ 909,702,862
Cash                                                                    551,704
Due from broker                                                         188,382
Unrealized appreciation of swap contracts                             6,410,585
Interest receivable                                                  12,191,373
Receivable for investment securities sold                             8,587,664
                                                                  -------------
Total assets                                                        937,632,570
                                                                  -------------
LIABILITIES
Unrealized depreciation of swap contracts                               320,167
Reverse repurchase agreements                                        23,805,022
Payable for investment securities purchased                           3,285,782
Advisory fee payable                                                    837,403
Administrative fee payable                                              203,564
Accrued expenses                                                        303,544
                                                                  -------------
Total liabilities                                                    28,755,482
                                                                  -------------
Net Assets                                                        $ 908,877,088
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $     676,487
Additional paid-in capital                                          915,684,345
Distributions in excess of net investment income                     (2,293,317)
Accumulated net realized loss on investment transactions           (110,359,862)
Net unrealized appreciation of investments                          105,169,435
                                                                  -------------
                                                                  $ 908,877,088
                                                                  =============
NET ASSET VALUE PER SHARE
  (based on 67,648,715 shares outstanding)                               $13.44
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 13


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2004 (unaudited)


INVESTMENT INCOME
Interest                                                           $ 34,230,890

EXPENSES
Advisory fee                                      $  4,363,760
Administrative                                         654,564
Custodian                                              269,380
Printing                                                75,333
Transfer agency                                         68,342
Audit and legal                                         54,414
Registration                                            31,885
Directors' fees                                         20,843
Miscellaneous                                           19,784
                                                  ------------
Total expenses before interest                       5,558,305
Interest expense                                        81,534
                                                  ------------
Total expenses                                                        5,639,839
                                                                   ------------
Net investment income                                                28,591,051
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain on:
  Investment transactions                                            17,080,036
  Swap contracts                                                      3,985,064
  Written options                                                     1,001,678
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                       (35,397,232)
  Swap contracts                                                        229,734
  Written options                                                       (54,435)
                                                                   ------------
Net loss on investment transactions                                 (13,155,155)
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $ 15,435,896
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                   Six Months
                                                     Ended
                                                  September 30,    Year Ended
                                                      2004          March 31,
                                                  (unaudited)         2004
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $  28,591,051    $  72,980,949
Net realized gain on
  investment transactions                           22,066,778      237,541,658
Net change in unrealized
  appreciation/depreciation
  of investments                                   (35,221,933)     (60,240,788)
                                                 -------------    -------------
Net increase in net assets from
  operations                                        15,435,896      250,281,819

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income                              (26,011,410)     (87,373,144)

COMMON STOCK TRANSACTIONS
Tender offer resulting in the
  redemption of 10,201,653
  shares of Common Stock                                    -0-    (132,891,565)
                                                 -------------    -------------
Total increase (decrease)                          (10,575,514)      30,017,110

NET ASSETS
Beginning of period                                919,452,602      889,435,492
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of $2,293,317 and $4,872,958,
  respectively)                                  $ 908,877,088    $ 919,452,602
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 15


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
September 30, 2004 (unaudited)

NOTE A

Significant Accounting Policies

Alliance World Dollar Government Fund II (the "Fund") was incorporated under the laws of the State of Maryland on May 20, 1993 and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, (OTC) (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may


_______________________________________________________________________________

16 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income. Additionally, the Fund amortizes premiums on debt securities for financial statement reporting purposes.

4. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 17


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the Fund's average weekly net assets. Such fee is accrued daily and paid monthly.

Under the terms of the Administration Agreement, the Fund pays the Adviser an administrative fee at an annual rate of .15% of the Fund's average weekly net assets. Such fee is accrued daily and paid monthly. The Adviser provides administrative functions as well as other clerical services to the Fund and prepares financial and regulatory reports.

The Fund entered into a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. ("AGIS"), a wholly-owned subsidiary of the Adviser, whereby the Fund reimburses AGIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2004, there was no reimbursement paid to AGIS.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2004, were as follows:


                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $ 804,667,169    $ 835,218,882
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap contracts) are as follows:

Gross unrealized appreciation                                     $ 101,456,443
Gross unrealized depreciation                                        (2,377,426)
                                                                  -------------
Net unrealized appreciation                                       $  99,079,017
                                                                  =============


1. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for


_______________________________________________________________________________

18 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Transactions in written options for the six months ended September 30, 2004, were as follows:

                                                   Number of        Premiums
                                                   Contracts        Received
                                                 =============    =============
Options outstanding at
  March 31, 2004                                    11,460,000    $     203,415
Options written                                     43,840,000          798,263
Options terminated in closing purchase
  transactions                                     (29,690,000)        (523,713)
Options expired                                    (25,610,000)        (477,965)
                                                 -------------    -------------
Options outstanding at
  September 30, 2004                                        -0-   $          -0-
                                                 =============    =============


2. Swap Agreements

The Fund may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 19


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of investments.

The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract") or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the counterparty at the notional amount (the "Notional Amount") and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract ("Maximum Payout Amount"). During the term of the swap agreement, the Fund receives/(pays) semi-annual fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

At September 30, 2004, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $56,840,000, with net unrealized appreciation of $6,410,585 and terms ranging from 1 to 10 years, as reflected in the portfolio of investments.

In certain circumstances, the Fund may hold Sale Contracts on the same referenced obligation and with the same counterparty it has purchased credit protect-


_______________________________________________________________________________

20 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

tion, which may reduce its obligation to make payments on Sale Contracts, if a credit event occurs. The Fund had Buy Contracts outstanding with a Notional Amount of $4,070,000 with respect to the same referenced obligations and same counterparties of certain Sale Contracts outstanding, which reduced its obligation to make payments on Sale Contracts to $52,770,000 as of September 30, 2004.

3. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended September 30, 2004, the average amount of reverse repurchase agreements outstanding was $43,130,177 and the daily weighted average interest rate was .33%.

NOTE D

Capital Stock

There are 100,000,000 shares of $.01 par value common stock authorized. Of the 67,648,715 shares outstanding at September 30, 2004, the Adviser owned 7,200 shares. During the year ended March 31, 2004, the Fund repurchased 10,201,653 shares of its outstanding common stock for $13.02 per share pursuant to a tender offer. The Fund incurred tender offering costs of $66,049 which were charged to additional paid-in capital. During the six months ended September 30, 2004 and the year ended March 31, 2004, the Fund issued no shares in connection with the Fund's dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 21


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE F

Distributions to Shareholders

The tax character of distributions to be paid for the year ending March 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 were as follows:

                                                 2004             2003
                                             =============    =============
Distributions paid from:
  Ordinary income                            $  87,373,144    $  82,323,739
                                             -------------    -------------
Total taxable distributions                     87,373,144       82,323,739
                                             -------------    -------------
Total distributions paid                     $  87,373,144    $  82,323,739
                                             =============    =============


As of March 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $   2,695,800
Accumulated capital and other losses                           (127,414,167)(a)
Unrealized appreciation/(depreciation)                          133,560,278(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $   8,841,911
                                                              =============

(a) On March 31, 2004, the Fund had a net capital loss carryforward of $127,414,167 of which $68,891,646 expires in the year 2010 and $58,522,521 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the fund utilized capital loss carryforwards of $225,624,007.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and the difference between book and tax treatment of swap income.

NOTE G

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified


_______________________________________________________________________________

22 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities. The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing and late trading practices that are the subject of the investigations mentioned above or the lawsuits described below. Please see below for a description of the agreements reached by the Adviser and the SEC and NYAG in connection with the investigations mentioned above.

Numerous lawsuits have been filed against the Adviser and certain other defendants in which plaintiffs make claims purportedly based on or related to the same practices that are the subject of the SEC and NYAG investigations referred to above. Some of these lawsuits name the Fund as a party. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual funds involving market and late trading in the District of Maryland. Management of the Adviser believes that these private lawsuits are not likely to have a material adverse effect on the results of operations or financial condition of the Fund.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 23


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing practices described in the SEC Order and are not expected to participate in the Reimbursement Fund. Since the Fund is a closed-end fund, it will not have its advisory fee reduced pursuant to the terms of the agreements mentioned above.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.


_______________________________________________________________________________

24 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

The Adviser believes that these matters are not likely to have a material adverse effect on the Fund or the Adviser's ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 25


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Common Stock Outstanding Throughout Each Period


                                             Six Months
                                               Ended
                                             September                        Year Ended March 31,
                                             30, 2004    ---------------------------------------------------------------
                                            (unaudited)    2004(a)        2003       2002(b)        2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $13.59       $11.42       $10.58       $10.37       $10.83        $8.52

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(c)                         .42          .99         1.07         1.32         1.25         1.16
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.19)        2.36          .83          .19         (.62)        2.29
Net increase in net asset
  value from operations                          .23         3.35         1.90         1.51          .63         3.45

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from
  net investment income                         (.38)       (1.18)       (1.06)       (1.30)       (1.09)       (1.10)
Tax return of capital                             -0-          -0-          -0-          -0-          -0-        (.04)
Total dividends and distributions               (.38)       (1.18)       (1.06)       (1.30)       (1.09)       (1.14)
Net asset value, end of period                $13.44       $13.59       $11.42       $10.58       $10.37       $10.83
Market value, end of period                   $12.14       $12.91       $10.91       $10.32        $9.15        $9.19
Premium/(Discount)                             (9.67)%      (5.00)%      (4.47)%      (2.46)%     (11.76)%     (15.14)%

TOTAL RETURN
Total investment return based on:(d)
  Market value                                 (2.75)%      29.27%       17.72%       27.02%       12.05%       11.15%
  Net asset value                               2.27%       30.01%       20.20%       16.22%        7.73%       44.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $908,877     $919,453     $889,435     $823,753     $807,476     $843,390
Ratio to average net assets of:
  Expenses                                      1.29%(e)     1.29%        1.49%        1.88%        1.90%        1.51%
  Expenses, excluding
    interest expense                            1.27%(e)     1.25%        1.35%        1.29%        1.28%        1.30%
  Net investment income                         6.55%(e)     7.65%       10.53%       12.69%       11.31%       12.33%
Portfolio turnover rate                          100%         158%         121%         178%         203%         217%



See footnote summary on page 27.


_______________________________________________________________________________

26 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------


(a) As of April 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to April 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effect of this change for the year ended March 31, 2004, was to decrease net investment income per share by $0.06 and increase net realized and unrealized gain (loss) on investment transactions per share by $0.06, and decrease the ratios of net investment income and expenses to average net assets by 0.50% and 0.20%, respectively.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gain on investments per share by $.01, and decrease the ratio of net investment income to average net assets from 12.74% to 12.69%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 27


                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H.Foulk, Jr.(1), Chairman
Marc O.Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Dr. James M. Hester(1)
Donald J. Robinson(1)


OFFICERS

Philip L. Kirstein, Senior Vice President & Independent Compliance Officer Paul J. DeNoon(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Administrator

Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, NY 10105

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Dividend Paying Agent, Transfer Agent and Registrar

Equiserve Trust Company, N.A.
P.O. Box 43011
Providence, RI 02940-3011

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee and Governance and Nominatimg Committee.

(2) Mr. DeNoon is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of Alliance World Dollar Government Fund II for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.


_______________________________________________________________________________

28 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS


--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund*
Mid-Cap Growth Fund
Premier Growth Fund*
Small Cap Growth Fund
Technology Fund*

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund*
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest or send money.

* Effective December 15, 2004, these Funds will be renamed as follows: Health Care Fund to Global Health Care Fund; Premier Growth Fund to Large Cap Growth Fund; Technology Fund to Global Technology Fund; and Disciplined Value Fund to Focused Growth & Income Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 29


                                                 Summary of General Information
-------------------------------------------------------------------------------


SUMMARY OF GENERAL INFORMATION

Shareholder Information

The daily net asset value of the Fund's shares is available from the Fund's Transfer Agent by calling (800) 426-5523. The Fund also distributes its daily net asset value (NAV) to various financial publications or independent organizations such as Lipper Analytical Services, Inc., Morningstar, Inc. and Bloomberg. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions Section of different newspapers each day. The Fund's NYSE trading symbol is "AWF." Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed-End Funds."

Dividend Reinvestment Plan

If your shares are held in your own name, you will automatically be a participant in the Plan unless you elect to receive cash. If your shares are held in nominee or street name through a broker or nominee who provides this service, you will also automatically be a participant in the Plan. If your shares are held in the name of a broker or nominee who does not provide this service, you will need to instruct them to participate in the Plan on your behalf or your distributions will not be reinvested. In such case, you will receive your distributions in cash.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Equiserve Trust Company, N.A. at (800) 219-4218.


_______________________________________________________________________________

30 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


NOTES


_______________________________________________________________________________

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II o 31


NOTES


_______________________________________________________________________________

32 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND II


ALLIANCE WORLD DOLLAR GOVERNMENT FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


WDGIISR0904

ITEM 2. CODE OF ETHICS.

Not Applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable when filing a Semi-Annual report to shareholders.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable when filing a Semi-Annual report to shareholders.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There have been no purchases of equity securities by the Fund or by affiliated parties for the reporting period.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A in its proxy statement filed with the Commission on February 23, 2004.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.       DESCRIPTION OF EXHIBIT

         11 (b) (1)        Certification of Principal Executive Officer
                           Pursuant to Section 302 of the Sarbanes-Oxley
                           Act of 2002

         11 (b) (2)        Certification of Principal Financial Officer
                           Pursuant to Section 302 of the Sarbanes-Oxley
                           Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to
                           Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance World Dollar Government Fund II, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    November 29, 2004

By:      /s/ Mark D. Gersten
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    November 29, 2004